Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	$ (290,000)	$ (159,000)
Book depreciation exceeding tax depreciation [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	88,196	291,723
Reserve for bad debts [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	(20,697)	(65,109)
Lease expense per book in excess of cash paid [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	(335,688)	(360,537)
Federal net operating loss carryforward [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	51,956	(406,742)
State net operating loss carryforward [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	(1,166)	(116,410)
Rental income received in advance [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	(16,958)	27,111
Anticipated PPP loan expenses to be forgiven [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)		199,390
Unbilled receivables [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	54,220	156,686
Other [Member]
Income Tax (Details) - Schedule of components of the deferred tax provision (benefit) [Line Items]
Deferred tax provision (benefit)	$ (109,863)	$ 114,888